Intangible Assets - Disclosure of Impairment of Intangible Assets (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 3,333	$ 8,413	$ 7,892
FOH License [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		1,914
Naked Patents & Licence [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		$ 123